Description of The Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) plan loan h servicePeriod	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage, pre tax	75.00%
Minimum annual compensation to total compensation, percentage, pre tax	1.00%
Maximum annual compensation to total compensation, percentage, after tax	50.00%
Minimum annual compensation to total compensation, percentage, after tax	1.00%
Automatic deferral rate	6.00%
Matching percentage	50.00%
Participant compensation matched, percentage	3.00%
Investment, percent change in future contributions and investments, daily	1.00%
Employer contribution vesting percentage, dividends	100.00%
Eligible rollover distribution, number of plans, maximum | plan	2
Rollover, account balance	$ 7,000
Employee vesting percentage	100.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Note receivable from participant, maximum outstanding loan balance, prior period	1 year
Note receivable from participant, maximum number of outstanding loans | loan	1
Waiting period for new loans	30 days
Primary residence, borrowing term	174 months
Loan origination fees	$ 50
Notes receivable from Members	18,836,000	$ 20,485,000
Loan settlement limit	$ 7,000
Audit fees covered, maximum	0.25%
Administrative expense, interest in master trust, percent	0.08%
Employer securities
EBP, Description of Plan [Line Items]
Investment, percentage of total account balance, maximum	20.00%
Investment, percent of future contributions that may be transferred if under 20%	20.00%
Member directed brokerage account
EBP, Description of Plan [Line Items]
Investment, percentage of total account balance, maximum	20.00%
Investment, percent of future contributions that may be transferred if under 20%	20.00%
IRA Established in Member's Name
EBP, Description of Plan [Line Items]
Rollover, election period	30 days
Account Balance Paid Out to Member
EBP, Description of Plan [Line Items]
Rollover, account balance	$ 1,000
Rollover, election period	30 days
Eligibility Option One
EBP, Description of Plan [Line Items]
Requisite service period, hours | h	1,000
Participant compensation matched, minimum service period	12 months
Eligibility Option Two
EBP, Description of Plan [Line Items]
Requisite service period, hours | h	500
Participant compensation matched, minimum service period	12 months
Consecutive service periods | servicePeriod	2
Eligibility, Expatriates On Temporary Assignment
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	36 months
Annual Fixed Rate Contribution, Less Than 50 Years
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	3.00%
Annual Fixed Rate Contribution, More Than Or Equal To 50 Years
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage	4.00%
Minimum
EBP, Description of Plan [Line Items]
General loan, borrowing term	1 month
Minimum | IRA Established in Member's Name
EBP, Description of Plan [Line Items]
Rollover, account balance	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
General loan, borrowing term	54 months
Maximum | IRA Established in Member's Name
EBP, Description of Plan [Line Items]
Rollover, account balance	$ 7,000